OTHER REQUIRED DISCLOSURES (Financial debt reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ (1,738,659)	$ (2,016,996)
Cash flows	528,654	320,890
Reclassifications	0	0
Acquisitions - finance leases	(13,666)	(11,653)
Foreign exchange adjustments	31,837	15,702
Other non cash movements	(79,180)	(46,602)
Liabilities arising from financing activities, ending balance	(1,271,014)	(1,738,659)
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(259,621)	(294,103)
Cash flows	61,015	57,856
Reclassifications	0	0
Acquisitions - finance leases	(13,666)	(11,653)
Foreign exchange adjustments	5,686	8,059
Other non cash movements	(32,563)	(19,780)
Liabilities arising from financing activities, ending balance	(239,149)	(259,621)
Short term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(822,573)	(395,604)
Cash flows	467,014	253,824
Reclassifications	(124,140)	(662,708)
Acquisitions - finance leases	0	0
Foreign exchange adjustments	26,093	7,643
Other non cash movements	(45,558)	(25,728)
Liabilities arising from financing activities, ending balance	(499,164)	(822,573)
Long term borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	(656,465)	(1,327,289)
Cash flows	625	9,210
Reclassifications	124,140	662,708
Acquisitions - finance leases	0	0
Foreign exchange adjustments	58	0
Other non cash movements	(1,059)	(1,094)
Liabilities arising from financing activities, ending balance	$ (532,701)	$ (656,465)